VARIFLEX(R) AND VARIFLEX ES
================================================================================
2000 ANNUAL REPORT

[LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF VARIFLEX
AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have  audited the  accompanying  individual  and combined  balance  sheets of
Variflex  (comprised of the individual  subaccounts as indicated  therein) as of
December 31, 2000,  and the related  statements of operations and changes in net assets  for the  year  then  ended,  except  for  those  individual  subaccounts operating  for portions of a period as disclosed  in the  financial  statements.
These  financial  statements  are the  responsibility  of Security  Benefit Life
Insurance Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards  generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts of Variflex at December 31, 2000, and the individual and combined  results of their  operations  and  changes in their net assets for the periods  described  above in conformity  with  accounting  principles  generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

VARIFLEX
==========================================================================================
BALANCE SHEETS                                                           DECEMBER 31, 2000
------------------------------------------------------------------------------------------
ASSETS                           (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:
  SBL Fund:
    Series A (Equity Series) - 28,351,773 shares at net
      asset value of $28.50 per share (cost, $856,161).......................   $  808,025
    Series B (Large Cap Value Series) - 30,427,703 shares at
      net asset value of $19.93 per share (cost, $825,101)...................      606,424
    Series C (Money Market Series) - 5,772,659 shares at
      net asset value of $12.69 per share (cost, $70,955)....................       73,255
    Series D (Global Series) - 55,207,719 shares at net
      asset value of $8.49 per share (cost, $398,353)........................      468,714
    Series E (Diversified Income Series) - 7,650,870 shares
      at net asset value of $11.37 per share (cost, $85,779).................       86,990
    Series G (Large Cap Growth Series) - 692,463 shares at
      net asset value of $7.98 per share (cost, $6,708)......................        5,526
    Series H (Enhanced Index Series) - 2,220,887 shares at
      net asset value of $9.95 per share (cost, $23,948).....................       22,098
    Series I (International Series) - 714,640 shares at
      net asset value of $10.35 per share (cost, $8,465).....................        7,397
    Series J (Mid Cap Growth Series) - 15,073,955  shares at
      net asset value of $32.82 per share (cost, $390,802)...................      494,727
    Series K (Global Strategic Income Series) - 609,963 shares
      at net asset value of $9.98 per share (cost, $5,721)...................        6,087
    Series L (Capital Growth Series) - 1,243,051 shares at
      net asset value of $8.05 per share (cost, $11,987).....................       10,007
    Series M (Global Total Return Series) - 2,160,402 shares
      at net asset value of $10.46 per share (cost, $25,435).................       22,598
    Series N (Managed Asset Allocation Series) - 2,885,277 shares
      at net asset value of $16.08 per share (cost, $44,349).................       46,395
    Series O (Equity  Income  Series) - 6,170,806  shares at
      net asset value of $17.66 per share (cost, $103,693)...................      108,976
    Series P (High Yield Series) - 258,294 shares at net
      asset value of $14.25 per share (cost, $4,061).........................        3,680
    Series Q (Small Cap Value Series) - 251,151 shares at
      net asset value of $10.74 per share (cost, $2,523).....................        2,697
    Series S (Social Awareness Series) - 5,882,280 shares at
      net asset value of $27.62 per share (cost, $152,660)...................      162,468
    Series T (Technology Series) - 1,517,252 shares at
      net asset value of $6.13 per share (cost, $13,852).....................        9,301
    Series V (Mid Cap Value Series) - 2,746,724 shares at
      net asset value of $22.19 per share (cost, $52,525)....................       60,950
    Series W (Main Street Growth and Income(R) Series) - 1,289,143
      shares at net asset value of $9.01 per share (cost, $12,595)...........       11,615
    Series X (Small Cap Growth Series) - 4,640,516 shares at
      net asset value of $17.55 per share (cost, $97,670)....................       81,441
    Series Y (Select 25 Series) - 4,048,570 shares at net
      asset value of $10.38 per share (cost, $46,655)........................       42,024
                                                                                 ---------
Combined assets..............................................................   $3,141,395
                                                                                 =========

                                  See accompanying notes.

VARIFLEX
==========================================================================================
BALANCE SHEETS                                                           DECEMBER 31, 2000
------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS       (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Liabilities - actuarial risk fee payable                                        $      221

                                                 NUMBER      UNIT
                                                OF UNITS     VALUE    AMOUNT
                                               ------------------------------
Net Assets:
Net assets are represented by:

VARIFLEX
  Equity Subaccount:
    Accumulation units......................   12,114,713   $66.39   $804,305
    Annuity reserves........................       54,772    66.39      3,636      807,941
                                                                      -------
  Large Cap Value Subaccount:
    Accumulation units......................   10,535,907    57.34    604,100
    Annuity reserves........................       39,880    57.34      2,286      606,386
                                                                      -------
  Money Market Subaccount:
    Accumulation units......................    3,408,806    21.40     72,936
    Annuity reserves........................       13,597    21.40        291       73,227
                                                                      -------
  Global Subaccount:
    Accumulation units......................   16,634,392    28.12    467,743
    Annuity reserves........................       34,123    28.12        959      468,702
                                                                      -------
  Diversified Income Subaccount:
    Accumulation units......................    3,358,201    25.67     86,193
    Annuity reserves........................       30,786    25.67        790       86,983
                                                                      -------
  Large Cap Growth Subaccount:
    Accumulation units......................      698,124     7.91                   5,518

  Enhanced Index Subaccount:
    Accumulation units......................    2,235,327     9.88                  22,078

  International Subaccount:
    Accumulation units......................      728,316    10.15                   7,388

  Mid Cap Growth Subaccount:
    Accumulation units......................   10,747,345    45.92    493,501
    Annuity reserves........................       25,652    45.92      1,178      494,679
                                                                      -------
  Global Strategic Income Subaccount:
    Accumulation units......................      450,360    13.51      6,080
    Annuity reserves........................            3    13.51        ---        6,080
                                                                      -------
  Capital Growth Subaccount:
    Accumulation units......................    1,252,245     7.99                  10,000

  Global Total Return Subaccount:
    Accumulation units......................    1,615,250    13.95     22,526
    Annuity reserves........................        4,834    13.95         67       22,593
                                                                      -------
  Managed Asset Allocation Subaccount:
    Accumulation units......................    2,677,873    17.25     46,183
    Annuity reserves........................       10,428    17.25        180       46,363
                                                                      -------
  Equity Income Subaccount:
    Accumulation units......................    5,081,307    21.39    108,713
    Annuity reserves........................        9,868    21.39        211      108,924
                                                                      -------
  High Yield Subaccount:
    Accumulation units......................      304,348    12.09                   3,679

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                 NUMBER      UNIT
                                                OF UNITS     VALUE    AMOUNT
                                               ------------------------------
VARIFLEX (CONTINUED)
  Small Cap Value Subaccount:
    Accumulation units......................      253,165    10.65                   2,695

  Social Awareness Subaccount:
    Accumulation units......................    5,507,348    29.38    161,792
    Annuity reserves........................       20,445    29.38        601      162,393
                                                                      -------
  Technology Subaccount:
    Accumulation units......................    1,529,663     6.08                   9,296

  Mid Cap Value Subaccount:
    Accumulation units......................    2,616,023    23.29                  60,914

  Main Street Growth and
  Income(R) Subaccount:
    Accumulation units......................    1,297,768     8.95                  11,609

  Small Cap Growth Subaccount:
    Accumulation units......................    4,636,145    17.57                  81,439

  Select 25 Subaccount:
    Accumulation units......................    4,132,565    10.17                  42,016

VARIFLEX ES
  Equity Subaccount:
    Accumulation units......................        2,020    23.47                      47

  Large Cap Value Subaccount:
    Accumulation units......................        2,031    18.54                      38

  Global Subaccount:
    Accumulation units......................          307    25.98                       8

  Diversified Income Subaccount:
    Accumulation units......................          193    13.53                       3

  Enhanced Index Subaccount:
    Accumulation units......................           18     9.63                     ---

  International Subaccount:
    Accumulation units......................           25    10.14                     ---

  Mid Cap Growth Subaccount:
    Accumulation units......................          162    35.75                       6

  Managed Asset Allocation Subaccount:
    Accumulation units......................        1,180    17.44                      21

  Equity Income Subaccount:
    Accumulation units......................        1,984    21.61                      43

  High Yield Subaccount:
    Accumulation units......................           37    11.94                     ---

  Social Awareness Subaccount:
    Accumulation units......................        2,521    23.38                      59

  Mid Cap Value Subaccount:
    Accumulation units......................        1,521    23.47                      36

  Small Cap Growth Subaccount:
    Accumulation units......................          118    17.66                       2

  Select 25 Subaccount:
    Accumulation units......................          810    10.04                       8
                                                                                 ---------
Combined net assets..........................................................    3,141,174
                                                                                 ---------
Combined liabilities and net assets..........................................   $3,141,395
                                                                                 =========

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF OPERATIONS                                      YEAR ENDED DECEMBER 31, 2000
                                                                         (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                                 LARGE CAP       MONEY
                                                     EQUITY        VALUE         MARKET
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
VARIFLEX                                           --------------------------------------
Investment income (loss):
  Dividend distributions........................   $     273     $  21,301      $   374
  Expenses (NOTE 2):
    Mortality and expense risk fee..............     (11,926)       (8,703)      (1,024)
    Administrative fee..........................        (654)         (718)         (76)
                                                   --------------------------------------
Net investment income (loss)....................     (12,307)       11,880         (726)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................      76,194        60,162          ---
  Realized gain (loss) on investments...........     (14,113)     (162,238)      (1,425)
  Unrealized gain (loss) on investments.........    (189,521)       13,429        5,834
                                                   --------------------------------------
Net realized and unrealized
  gain (loss) on investments....................    (127,440)      (88,647)       4,409
                                                   --------------------------------------
Net increase (decrease) in net
  assets resulting from operations..............   $(139,747)    $ (76,767)     $ 3,683
                                                   ======================================

                                                                DIVERSIFIED      LARGE
                                                     GLOBAL       INCOME      CAP GROWTH
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT*
VARIFLEX (CONTINUED)                               --------------------------------------
Investment income (loss):
  Dividend distributions........................   $    ---      $   620       $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..............     (6,147)      (1,099)          (29)
    Administrative fee..........................        (28)        (177)           (6)
                                                   --------------------------------------
Net investment income (loss)....................     (6,175)        (656)          (35)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................     48,821          ---           ---
  Realized gain (loss) on investments...........     15,501       (6,996)         (130)
  Unrealized gain (loss) on investments.........    (48,458)      13,494        (1,182)
                                                   --------------------------------------
Net realized and unrealized
  gain (loss) on investments....................     15,864        6,498        (1,312)
                                                   --------------------------------------
Net increase (decrease) in net
  assets resulting from operations..............   $  9,689      $ 5,842       $(1,347)
                                                   ======================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                    ENHANCED                      MID CAP
                                                     INDEX      INTERNATIONAL     GROWTH
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
VARIFLEX (CONTINUED)                               ---------------------------------------
Investment income (loss):
  Dividend distributions........................    $   ---       $   ---        $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..............       (227)          (75)        (5,840)
    Administrative fee..........................        (15)           (1)          (113)
                                                   ---------------------------------------
Net investment income (loss)....................       (242)          (76)        (5,953)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................        145           ---         35,397
  Realized gain (loss) on investments...........         57          (207)        28,459
  Unrealized gain (loss) on investments.........     (2,456)       (1,389)        (2,073)
                                                   ---------------------------------------
Net realized and unrealized
  gain (loss) on investments....................     (2,254)       (1,596)        61,783
                                                   ---------------------------------------
Net increase (decrease) in net
  assets resulting from operations..............    $(2,496)      $(1,672)       $55,830
                                                   =======================================

                                                     GLOBAL                       GLOBAL
                                                   STRATEGIC       CAPITAL        TOTAL
                                                     INCOME        GROWTH         RETURN
                                                   SUBACCOUNT    SUBACCOUNT*    SUBACCOUNT
VARIFLEX (CONTINUED)                               ---------------------------------------
Investment income (loss):
  Dividend distributions........................     $ ---         $   ---       $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..............       (81)            (51)         (319)
    Administrative fee..........................       (17)             (6)          (27)
                                                   ---------------------------------------
Net investment income (loss)....................       (98)            (57)         (346)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................       ---             ---         2,657
  Realized gain (loss) on investments...........      (312)           (161)       (1,292)
  Unrealized gain (loss) on investments.........       562          (1,980)       (4,206)
                                                   ---------------------------------------
Net realized and unrealized
  gain (loss) on investments....................       250          (2,141)       (2,841)
                                                   ---------------------------------------
Net increase (decrease) in net
  assets resulting from operations..............     $ 152         $(2,198)      $(3,187)
                                                   =======================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF OPERATIONS (CONTINUED)                          YEAR ENDED DECEMBER 31, 2000
                                                                         (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                    MANAGED
                                                     ASSET         EQUITY
                                                   ALLOCATION      INCOME      HIGH YIELD
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
VARIFLEX (CONTINUED)                               --------------------------------------
Investment income (loss):
  Dividend distributions........................    $   113       $   231        $ 246
  Expenses (NOTE 2):
    Mortality and expense risk fee..............       (613)       (1,329)         (41)
    Administrative fee..........................       (103)         (221)          (5)
                                                   --------------------------------------
Net investment income (loss)....................       (603)       (1,319)         200

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................      1,945         9,462          ---
  Realized gain (loss) on investments...........        287        (7,862)         (95)
  Unrealized gain (loss) on investments.........     (2,696)        9,065         (199)
                                                   --------------------------------------
Net realized and unrealized
  gain (loss) on investments....................       (464)       10,665         (294)
                                                   --------------------------------------
Net increase (decrease) in net
  assets resulting from operations..............    $(1,067)      $ 9,346        $ (94)
                                                   ======================================

                                                    SMALL CAP      SOCIAL
                                                      VALUE      AWARENESS    TECHNOLOGY
                                                   SUBACCOUNT*   SUBACCOUNT   SUBACCOUNT*
VARIFLEX (CONTINUED)                               --------------------------------------
Investment income (loss):
  Dividend distributions........................      $---       $    ---      $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..............       (11)        (2,336)         (56)
    Administrative fee..........................       ---            (82)          (2)
                                                   --------------------------------------
Net investment income (loss)....................       (11)        (2,418)         (58)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................       ---            ---          ---
  Realized gain (loss) on investments...........         9            672         (362)
  Unrealized gain (loss) on investments.........       174        (25,035)      (4,551)
                                                   --------------------------------------
Net realized and unrealized
  gain (loss) on investments....................       183        (24,363)      (4,913)
                                                   --------------------------------------
Net increase (decrease) in net
  assets resulting from operations..............      $172       $(26,781)     $(4,971)
                                                   ======================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                                 MAIN STREET
                                                    MID CAP        GROWTH       SMALL CAP
                                                     VALUE      AND INCOME(R)     GROWTH
                                                   SUBACCOUNT    SUBACCOUNT*    SUBACCOUNT
VARIFLEX (CONTINUED)                               ---------------------------------------
Investment income (loss):
  Dividend distributions........................    $  ---        $     8       $    ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..............      (413)           (43)          (922)
    Administrative fee..........................       (22)           (19)            (6)
                                                   ---------------------------------------
Net investment income (loss)....................      (435)           (54)          (928)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................       422            ---            819
  Realized gain (loss) on investments...........     1,301            (48)           969
  Unrealized gain (loss) on investments.........     8,033           (980)       (21,360)
                                                   ---------------------------------------
Net realized and unrealized
  gain (loss) on investments....................     9,756         (1,028)       (19,572)
                                                   ---------------------------------------
Net increase (decrease) in net
  assets resulting from operations..............    $9,321        $(1,082)      $(20,500)
                                                   =======================================

                                                   SELECT 25       VARIFLEX
                                                   SUBACCOUNT      COMBINED
VARIFLEX (CONTINUED)                               -------------------------
Investment income (loss):
  Dividend distributions........................    $   ---       $  23,166
  Expenses (NOTE 2):
    Mortality and expense risk fee..............       (505)        (41,790)
    Administrative fee..........................        (32)         (2,330)
                                                   -------------------------
Net investment income (loss)....................       (537)        (20,954)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...................        ---         236,024
  Realized gain (loss) on investments...........        194        (147,792)
  Unrealized gain (loss) on investments.........     (6,744)       (262,239)
                                                   -------------------------
Net realized and unrealized
  gain (loss) on investments....................     (6,550)       (174,007)
                                                   -------------------------
Net increase (decrease) in net
  assets resulting from operations..............    $(7,087)      $(194,961)
                                                   =========================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF OPERATIONS (CONTINUED)                          YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                     LARGE CAP                 DIVERSIFIED
                                          EQUITY       VALUE        GLOBAL       INCOME
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
VARIFLEX ES                             --------------------------------------------------
Investment income (loss):
  Dividend distributions.............     $---           $ 1         $---         $---
  Expenses (NOTE 2):
    Mortality and expense risk fee...       (1)          ---          ---          ---
    Administrative fee...............      ---           ---          ---          ---
                                        --------------------------------------------------
Net investment income (loss).........       (1)            1          ---          ---

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions........        4             3            1          ---
  Realized gain (loss) on investments      ---           ---          ---          ---
  Unrealized gain (loss)
    on investments...................      (10)           (6)          (1)         ---
                                        --------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.........       (6)           (3)         ---          ---
                                        --------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...     $ (7)          $(2)        $---         $---
                                        ==================================================

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                      MANAGED
                                          MID CAP      ASSET        EQUITY       SOCIAL
                                          GROWTH     ALLOCATION     INCOME     AWARENESS
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
VARIFLEX ES (CONTINUED)                 -------------------------------------------------
Investment income (loss):
  Dividend distributions.............      $---         $---         $---        $---
  Expenses (NOTE 2):
    Mortality and expense risk fee...       ---          ---          ---          (1)
    Administrative fee...............       ---          ---          ---         ---
                                        -------------------------------------------------
Net investment income (loss).........       ---          ---          ---          (1)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions........       ---            1            3         ---
  Realized gain (loss) on investments       ---          ---          ---         ---
  Unrealized gain (loss)
    on investments...................       ---           (1)           4          (8)
                                        -------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.........       ---          ---            7          (8)
                                        -------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...      $---         $---         $  7        $ (9)
                                        =================================================

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF OPERATIONS (CONTINUED)                          YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                         MID CAP       SMALL CAP
                                          VALUE          GROWTH       SELECT 25
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
VARIFLEX ES (CONTINUED)                 ----------------------------------------
Investment income (loss):
  Dividend distributions.............      $---           $---           $---
  Expenses (NOTE 2):
    Mortality and expense risk fee...       ---            ---            ---
    Administrative fee...............       ---            ---            ---
                                        ----------------------------------------
Net investment income (loss).........       ---            ---            ---

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions........       ---            ---            ---
  Realized gain (loss) on investments       ---            ---            ---
  Unrealized gain (loss)
    on investments...................         7            ---             (1)
                                        ----------------------------------------
Net realized and unrealized
  gain (loss) on investments.........         7            ---             (1)
                                        ----------------------------------------
Net increase (decrease) in net
  assets resulting from operations...      $  7           $---           $ (1)
                                        ========================================

                                        VARIFLEX(R) ES
                                           COMBINED         COMBINED
VARIFLEX ES (CONTINUED)                 -----------------------------
Investment income (loss):
  Dividend distributions.............       $  1           $  23,167
  Expenses (NOTE 2):
    Mortality and expense risk fee...         (2)            (41,792)
    Administrative fee...............        ---              (2,330)
                                        -----------------------------
Net investment income (loss).........         (1)            (20,955)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions........         12             236,036
  Realized gain (loss) on investments        ---            (147,792)
  Unrealized gain (loss)
    on investments...................        (16)           (262,255)
                                        -----------------------------
Net realized and unrealized
  gain (loss) on investments.........         (4)           (174,011)
                                        -----------------------------
Net increase (decrease) in net
  assets resulting from operations...       $ (5)          $(194,966)
                                        =============================

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF                                                 YEAR ENDED DECEMBER 31, 2000
CHANGES IN NET ASSETS                                                    (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                        LARGE CAP        MONEY
                                          EQUITY          VALUE          MARKET
                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
VARIFLEX                                -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....   $  (12,307)     $  11,880      $    (726)
    Capital gains distributions......       76,194         60,162            ---
    Realized gain (loss)
      on investments.................      (14,113)      (162,238)        (1,425)
    Unrealized gain (loss)
      on investments.................     (189,521)        13,429          5,834
                                        -----------------------------------------
  Net increase (decrease) in
    net assets from operations.......     (139,747)       (76,767)         3,683

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........      236,369         79,145        241,417
    Terminations and withdrawals.....     (417,421)      (340,794)      (277,227)
    Annuity payments.................       (1,192)          (974)        (1,335)
    Mortality adjustment.............           (3)            30             13
                                        -----------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......     (182,247)      (262,593)       (37,132)
                                        -----------------------------------------
Net increase (decrease) in net assets     (321,994)      (339,360)       (33,449)
Net assets at beginning of year......    1,129,935        945,746        106,676
                                        -----------------------------------------
Net assets at end of year............   $  807,941      $ 606,386      $  73,227
                                        =========================================

                                                       DIVERSIFIED     LARGE CAP
                                          GLOBAL         INCOME          GROWTH
                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT*
VARIFLEX (CONTINUED)                    ------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....   $  (6,175)      $   (656)       $   (35)
    Capital gains distributions......      48,821            ---            ---
    Realized gain (loss)
      on investments.................      15,501         (6,996)          (130)
    Unrealized gain (loss)
      on investments.................     (48,458)        13,494         (1,182)
                                        ------------------------------------------
  Net increase (decrease) in
    net assets from operations.......       9,689          5,842         (1,347)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........     140,757         25,343          8,508
    Terminations and withdrawals.....    (125,732)       (44,474)        (1,643)
    Annuity payments.................        (463)          (781)           ---
    Mortality adjustment.............         (10)             4            ---
                                        ------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......      14,552        (19,908)         6,865
                                        ------------------------------------------
Net increase (decrease) in net assets      24,241        (14,066)         5,518
Net assets at beginning of year......     444,461        101,049            ---
                                        ------------------------------------------
Net assets at end of year............   $ 468,702       $ 86,983        $ 5,518
                                        ==========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF                                                 YEAR ENDED DECEMBER 31, 2000
CHANGES IN NET ASSETS (CONTINUED)                                        (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                         ENHANCED                         MID CAP
                                          INDEX        INTERNATIONAL       GROWTH
                                        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
VARIFLEX (CONTINUED)                    -------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....   $  (242)         $   (76)        $  (5,953)
    Capital gains distributions......       145              ---            35,397
    Realized gain (loss)
      on investments.................        57             (207)           28,459
    Unrealized gain (loss)
      on investments.................    (2,456)          (1,389)           (2,073)
                                        -------------------------------------------
  Net increase (decrease) in
    net assets from operations.......    (2,496)          (1,672)           55,830

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........    22,066           11,068           238,791
    Terminations and withdrawals.....    (5,436)          (3,595)         (154,833)
    Annuity payments.................       ---              ---              (669)
    Mortality adjustment.............       ---              ---                (5)
                                        -------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......    16,630            7,473            83,284
                                        -------------------------------------------
Net increase (decrease) in net assets    14,134            5,801           139,114
Net assets at beginning of year......     7,944            1,587           355,565
                                        -------------------------------------------
Net assets at end of year............   $22,078          $ 7,388         $ 494,679
                                        ===========================================

                                          GLOBAL                         GLOBAL
                                        STRATEGIC        CAPITAL         TOTAL
                                          INCOME         GROWTH          RETURN
                                        SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT
VARIFLEX (CONTINUED)                    -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....    $   (98)       $   (57)        $  (346)
    Capital gains distributions......        ---            ---           2,657
    Realized gain (loss)
      on investments.................       (312)          (161)         (1,292)
    Unrealized gain (loss)
      on investments.................        562         (1,980)         (4,206)
                                        -----------------------------------------
  Net increase (decrease) in
    net assets from operations.......        152         (2,198)         (3,187)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........      2,501         13,717           5,211
    Terminations and withdrawals.....     (3,405)        (1,519)         (8,909)
    Annuity payments.................        ---            ---             (14)
    Mortality adjustment.............        ---            ---              (1)
                                        -----------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......       (904)        12,198          (3,713)
                                        -----------------------------------------
Net increase (decrease) in net assets       (752)        10,000          (6,900)
Net assets at beginning of year......      6,832            ---          29,493
                                        -----------------------------------------
Net assets at end of year............    $ 6,080        $10,000         $22,593
                                        =========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                         MANAGED
                                          ASSET          EQUITY
                                        ALLOCATION       INCOME       HIGH YIELD
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
VARIFLEX (CONTINUED)                    ----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....   $   (603)      $ (1,319)      $   200
    Capital gains distributions......      1,945          9,462           ---
    Realized gain (loss)
      on investments.................        287         (7,862)          (95)
    Unrealized gain (loss)
      on investments.................     (2,696)         9,065          (199)
                                        ----------------------------------------
  Net increase (decrease) in
    net assets from operations.......     (1,067)         9,346           (94)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........     14,922         26,463         3,124
    Terminations and withdrawals.....    (21,101)       (58,888)       (1,649)
    Annuity payments.................        (94)          (179)          ---
    Mortality adjustment.............        ---             (2)          ---
                                        ----------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......     (6,273)       (32,606)        1,475
                                        ----------------------------------------
Net increase (decrease) in net assets     (7,340)       (23,260)        1,381
Net assets at beginning of year......     53,703        132,184         2,298
                                        ----------------------------------------
Net assets at end of year............   $ 46,363       $108,924       $ 3,679
                                        ========================================

                                         SMALL CAP        SOCIAL
                                           VALUE        AWARENESS      TECHNOLOGY
                                        SUBACCOUNT*     SUBACCOUNT     SUBACCOUNT*
VARIFLEX (CONTINUED)                    ------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....     $  (11)       $ (2,418)       $   (58)
    Capital gains distributions......        ---             ---            ---
    Realized gain (loss)
      on investments.................          9             672           (362)
    Unrealized gain (loss)
      on investments.................        174         (25,035)        (4,551)
                                        ------------------------------------------
  Net increase (decrease) in
    net assets from operations.......        172         (26,781)        (4,971)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........      3,337          53,656         17,076
    Terminations and withdrawals.....       (814)        (52,508)        (2,809)
    Annuity payments.................        ---             (56)           ---
    Mortality adjustment.............        ---             (19)           ---
                                        ------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......      2,523           1,073         14,267
                                        ------------------------------------------
Net increase (decrease) in net assets      2,695         (25,708)         9,296
Net assets at beginning of year......        ---         188,101            ---
                                        ------------------------------------------
Net assets at end of year............     $2,695        $162,393        $ 9,296
                                        ==========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF                                                 YEAR ENDED DECEMBER 31, 2000
CHANGES IN NET ASSETS (CONTINUED)                                        (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                        MAIN STREET
                                         MID CAP          GROWTH         SMALL CAP
                                          VALUE        AND INCOME(R)       GROWTH
                                        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
VARIFLEX (CONTINUED)                    -------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....   $   (435)        $   (54)        $   (928)
    Capital gains distributions......        422             ---              819
    Realized gain (loss)
      on investments.................      1,301             (48)             969
    Unrealized gain (loss)
      on investments.................      8,033            (980)         (21,360)
                                        -------------------------------------------
  Net increase (decrease) in
    net assets from operations.......      9,321          (1,082)         (20,500)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........     51,446          13,574          112,833
    Terminations and withdrawals.....    (13,365)           (883)         (36,450)
    Annuity payments.................        ---             ---              ---
    Mortality adjustment.............        ---             ---              ---
                                        -------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......     38,081          12,691           76,383
                                        -------------------------------------------
Net increase (decrease) in net assets     47,402          11,609           55,883
Net assets at beginning of year......     13,512             ---           25,556
                                        -------------------------------------------
Net assets at end of year............   $ 60,914         $11,609         $ 81,439
                                        ===========================================

                                        SELECT 25        VARIFLEX
                                        SUBACCOUNT       COMBINED
VARIFLEX (CONTINUED)                    ---------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....   $   (537)      $   (20,954)
    Capital gains distributions......        ---           236,024
    Realized gain (loss)
      on investments.................        194          (147,792)
    Unrealized gain (loss)
      on investments.................     (6,744)         (262,239)
                                        ---------------------------
  Net increase (decrease) in
    net assets from operations.......     (7,087)         (194,961)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........     45,194         1,366,518
    Terminations and withdrawals.....    (15,012)       (1,588,467)
    Annuity payments.................        ---            (5,757)
    Mortality adjustment.............        ---                 7
                                        ---------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......     30,182          (227,699)
                                        ---------------------------
Net increase (decrease) in net assets     23,095          (422,660)
Net assets at beginning of year......     18,921         3,563,563
                                        ---------------------------
Net assets at end of year............   $ 42,016       $ 3,140,903
                                        ===========================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                     LARGE CAP                 DIVERSIFIED
                                          EQUITY       VALUE        GLOBAL       INCOME
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
VARIFLEX ES                             --------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....     $ (1)        $  1         $---          $---
    Capital gains distributions......        4            3            1           ---
    Realized gain (loss)
      on investments.................      ---          ---          ---           ---
    Unrealized gain (loss)
      on investments.................      (10)          (6)          (1)          ---
                                        --------------------------------------------------
  Net increase (decrease) in
    net assets from operations.......       (7)          (2)         ---           ---

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........       22            9            7             2
    Terminations and withdrawals.....       (4)          (1)         ---           ---
    Annuity payments.................      ---          ---          ---           ---
    Mortality adjustment.............      ---          ---          ---           ---
                                        --------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......       18            8            7             2
                                        --------------------------------------------------
Net increase (decrease)
  in net assets......................       11            6            7             2
Net assets at beginning of year......       36           32            1             1
                                        --------------------------------------------------
Net assets at end of year............     $ 47         $ 38         $  8          $  3
                                        ==================================================

                                  See accompanying notes.

VARIFLEX
==========================================================================================
STATEMENTS OF                                                 YEAR ENDED DECEMBER 31, 2000
CHANGES IN NET ASSETS (CONTINUED)                                        (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                      MANAGED
                                         MID CAP       ASSET        EQUITY       SOCIAL
                                          GROWTH     ALLOCATION     INCOME     AWARENESS
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
VARIFLEX ES (CONTINUED)                 -------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....      $---        $---         $---         $ (1)
    Capital gains distributions......       ---           1            3          ---
    Realized gain (loss)
      on investments.................       ---         ---          ---          ---
    Unrealized gain (loss)
      on investments.................       ---          (1)           4           (8)
                                        -------------------------------------------------
  Net increase (decrease) in
    net assets from operations.......       ---         ---            7           (9)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........         6           8           23           21
    Terminations and withdrawals.....       ---         ---           (3)          (5)
    Annuity payments.................       ---         ---          ---          ---
    Mortality adjustment.............       ---         ---          ---          ---
                                        -------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......         6           8           20           16
                                        -------------------------------------------------
Net increase (decrease) in net assets         6           8           27            7
Net assets at beginning of year......       ---          13           16           52
                                        -------------------------------------------------
Net assets at end of year............      $  6        $ 21         $ 43         $ 59
                                        =================================================

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                         MID CAP       SMALL CAP
                                          VALUE          GROWTH       SELECT 25
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
VARIFLEX ES (CONTINUED)                 ----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....      $---           $---          $---
    Capital gains distributions......       ---            ---           ---
    Realized gain (loss)
      on investments.................       ---            ---           ---
    Unrealized gain (loss)
      on investments.................         7            ---            (1)
                                        ----------------------------------------
  Net increase (decrease) in
    net assets from operations.......         7            ---            (1)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........        15              2             5
    Terminations and withdrawals.....       ---            ---            (3)
    Annuity payments.................       ---            ---           ---
    Mortality adjustment.............       ---            ---           ---
                                        ----------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......        15              2             2
                                        ----------------------------------------
Net increase (decrease) in net assets        22              2             1
Net assets at beginning of year......        14            ---             7
                                        ----------------------------------------
Net assets at end of year............      $ 36           $  2          $  8
                                        ========================================

                                        VARIFLEX(R) ES
                                           COMBINED          COMBINED
VARIFLEX ES (CONTINUED)                 -------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).....       $ (1)          $   (20,955)
    Capital gains distributions......         12               236,036
    Realized gain (loss)
      on investments.................        ---              (147,792)
    Unrealized gain (loss)
      on investments.................        (16)             (262,255)
                                        -------------------------------
  Net increase (decrease) in
    net assets from operations.......         (5)             (194,966)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits........        120             1,366,638
    Terminations and withdrawals.....        (16)           (1,588,483)
    Annuity payments.................        ---                (5,757)
    Mortality adjustment.............        ---                     7
                                        -------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions......        104              (227,595)
                                        -------------------------------
Net increase (decrease) in net assets         99              (422,561)
Net assets at beginning of year......        172             3,563,735
                                        -------------------------------
Net assets at end of year............       $271           $ 3,141,174
                                        ===============================

                                  See accompanying notes.

VARIFLEX
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION  -- Variflex  (the  Account) is a separate  account of Security
    Benefit Life Insurance  Company  (SBL).  The Account is registered as a unit investment  trust  under the  Investment  Company  Act of 1940,  as amended.
    Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise  available to the public.  As directed by the owners,  amounts deposited may be invested in shares of Series A (Equity Series - emphasis on capital  appreciation),  Series B (Large  Cap  Value  Series -  emphasis  on capital  appreciation  with secondary  emphasis on income),  Series C (Money
    Market Series - emphasis on capital  preservation while generating  interest income),  Series D (Global  Series - emphasis on  long-term  capital  growth through  investment in foreign and domestic common stocks and  equivalents),
    Series E  (Diversified  Income  Series -  emphasis  on current  income  with security  of  principal),  Series G (Large Cap Growth  Series - emphasis  on long-term  capital  growth by investing  primarily in equity  securities  of large capitalization companies),  Series H (Enhanced Index Series - emphasis on capital appreciation consistent with performance of the Standard & Poor's
    500 Composite Index), Series I (International Series - emphasis on long-term capital appreciation from investment in foreign equity securities), Series J
    (Mid Cap Growth Series - emphasis on capital appreciation), Series K (Global
    Strategic  Income  Series - emphasis on high current  income with  secondary emphasis  on  capital  appreciation),  Series  L  (Capital  Growth  Series -
    emphasis on growth of capital by  pursuing  aggressive  investment  policies primarily in equity  securities of U.S.  companies),  Series M (Global Total
    Return  Series  -  emphasis  on high  total  return  consisting  of  capital appreciation and current income),  Series N (Managed Asset Allocation Series
    - emphasis on high level of total return),  Series O (Equity Income Series -
    emphasis on substantial dividend income and capital appreciation),  Series P
    (High Yield Series - emphasis on high current income with secondary emphasis on capital appreciation  through investment in higher yielding,  higher risk debt  securities),  Series Q (Small Cap Value  Series - emphasis  on capital growth by investing in securities of small capitalization companies), Series
    S (Social  Awareness  Series - emphasis on capital  appreciation),  Series T
    (Technology Series - emphasis on long-term capital appreciation by investing in the equity securities of technology  companies),  Series V (Mid Cap Value
    Series - emphasis on  long-term  growth of  capital),  Series W (Main Street
    Growth and Income(R)  Series - emphasis on high total return from equity and debt securities),  Series X (Small Cap Growth Series - emphasis on long-term growth of capital)  and Series Y (Select 25 Series - emphasis  on  long-term capital appreciation from a concentration of 20 to 30 common stocks).

    During 2000,  the former  Growth  Series,  Growth-Income  Series,  Worldwide
    Equity Series,  High Grade Income Series,  Mid Cap Series,  Value Series and
    Small Cap Series were renamed Equity Series,  Series Large Cap Value Series,
    Global Series,  Diversified  Income Series,  Mid Cap Growth Series,  Mid Cap
    Value Series and Small Cap Growth Series, respectively.

    Under the terms of the investment advisory contracts,  portfolio investments of the underlying mutual funds are made by Security Management Company,  LLC
    (SMC),  a limited  liability  company  controlled  by its  members,  SBL and
    Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

    SMC has  engaged  T. Rowe Price  Associates,  Inc.  to provide  sub-advisory services  for the  Managed  Asset  Allocation  Series and the Equity  Income
    Series; Strong Capital Management, Inc. to provide sub-advisory services for the Small Cap Value Series and Small Cap Growth Series;  Oppenheimer  Funds,
    Inc. to provide sub-advisory  services for the Global Series and Main Street
    Growth and Income(R) Series;  Banker's Trust Company to provide sub-advisory services  for  the  Enhanced  Index  Series  and the  International  Series;
    Wellington  Management  Company,  LLP  (Wellington  Management)  to  provide sub-advisory  services for the Global  Strategic  Income Series,  the Global
    Total  Return  Series  and  the  Technology  Series;  and  Alliance  Capital
    Management,  LLP to provide  sub-advisory  services  for the Capital  Growth
    Series.

    The Account receives  deposits from two types of variable annuity  contracts issued by SBL: Variflex Variable Annuity (Variflex) and Variflex ES Variable
    Annuity (Variflex ES).

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance  sheet at market  value (net asset  value of the  underlying  mutual fund).  Investment  transactions  are  accounted  for  on  the  trade  date.
    Beginning January 1, 2000, realized gains and losses on sales of investments are determined  based on the average cost of investments  sold.  Previously, the first-in, first-out method was used. This change in accounting principle had no effect on net assets.

    The cost of investments purchased and proceeds from investments sold for the years ended December 31 were as follows:

                                                      COST OF       PROCEEDS
                                                     PURCHASES     FROM SALES
                                                     ---------     ----------
                                                          (IN THOUSANDS)
      Equity Series...............................   $330,831       $449,118
      Large Cap Value Series......................    172,178        362,745
      Money Market Series.........................    251,473        289,315
      Global Series...............................    197,949        140,728
      Diversified Income Series...................     28,257         48,815
      Large Cap Growth Series.....................      8,651          1,813
      Enhanced Index Series.......................     31,784         15,232
      International Series........................     11,488          4,083
      Mid Cap Growth Series.......................    288,001        175,220
      Global Strategic Income Series..............      2,921          3,916
      Capital Growth Series.......................     14,197          2,049
      Global Total Return Series..................      8,494          9,891
      Managed Asset Allocation Series.............     17,710         22,620
      Equity Income Series........................     38,751         63,182
      High Yield Series...........................      3,462          1,785
      Small Cap Value Series......................      3,585          1,072
      Social Awareness Series.....................     57,037         58,337
      Technology Series...........................     17,948          3,734
      Mid Cap Value Series........................     53,596         15,513
      Main Street Growth and Income(R) Series.....     13,940          1,298
      Small Cap Growth Series.....................    117,932         41,656
      Select 25 Series............................     46,581         16,934

    ANNUITY  RESERVES -- Annuity  reserves relate to contracts that have matured and are in the payout  stage.  Such  reserves  are  computed on the basis of published  mortality  tables using assumed  interest rates that will provide reserves as prescribed by law. In cases where the payout option  selected is life contingent, SBL periodically recalculates the required annuity reserves and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains  distributions  paid by the mutual fund to the Account are  reinvested  in  additional  shares of each respective series.  Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL  INCOME  TAXES -- The  operations  of the  Account are a part of the operations of SBL.  Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES -- The  preparation  of financial  statements in conformity with accounting  principles generally accepted in the United States requires management  to make  estimates  and  assumptions  that  affect  the  amounts reported in the financial  statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum  account  value and the period of time the  contract  has been in force.  Mortality and expense  risks assumed by SBL are  compensated for by a fee  equivalent to an annual rate of 1.2% of the net asset value of each  Variflex  contract and 1.0% of the net asset value of each Variflex ES contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                          UNITS
                                                                          ------
    VARIFLEX
      Equity Subaccount:
        Variable annuity deposits......................................    2,936
        Terminations, withdrawals and administrative expense charges...    5,433

      Large Cap Value Subaccount:
        Variable annuity deposits......................................    1,062
        Terminations, withdrawals and administrative expense charges...    5,684

      Money Market Subaccount:
        Variable annuity deposits......................................   10,636
        Terminations, withdrawals and administrative expense charges...   12,440

      Global Subaccount:
        Variable annuity deposits......................................    4,710
        Terminations, withdrawals and administrative expense charges...    4,207

      Diversified Income Subaccount:
        Variable annuity deposits......................................      851
        Terminations, withdrawals and administrative expense charges...    1,685

      Large Cap Growth Subaccount:
        Variable annuity deposits......................................      877
        Terminations, withdrawals and administrative expense charges...      179

      Enhanced Index Subaccount:
        Variable annuity deposits......................................    2,006
        Terminations, withdrawals and administrative expense charges...      484

      International Subaccount:
        Variable annuity deposits......................................      917
        Terminations, withdrawals and administrative expense charges...      312

      Mid Cap Growth Subaccount:
        Variable annuity deposits......................................    5,112
        Terminations, withdrawals and administrative expense charges...    3,268

      Global Strategic Income Subaccount:
        Variable annuity deposits......................................      176
        Terminations, withdrawals and administrative expense charges...      244

      Capital Growth Subaccount:
        Variable annuity deposits......................................    1,411
        Terminations, withdrawals and administrative expense charges...      159

      Global Total Return Subaccount:
        Variable annuity deposits......................................      324
        Terminations, withdrawals and administrative expense charges...      573

      Managed Asset Allocation Subaccount:
        Variable annuity deposits......................................      795
        Terminations, withdrawals and administrative expense charges...    1,154

      Equity Income Subaccount:
        Variable annuity deposits......................................    1,248
        Terminations, withdrawals and administrative expense charges...    3,047

      High Yield Subaccount:
        Variable annuity deposits......................................      255
        Terminations, withdrawals and administrative expense charges...      136

      Small Cap Value Subaccount:
        Variable annuity deposits......................................      314
        Terminations, withdrawals and administrative expense charges...       61

      Social Awareness Subaccount:
        Variable annuity deposits......................................    1,560
        Terminations, withdrawals and administrative expense charges...    1,538

      Technology Subaccount:
        Variable annuity deposits......................................    1,807
        Terminations, withdrawals and administrative expense charges...      277

      Mid Cap Value Subaccount:
        Variable annuity deposits......................................    2,496
        Terminations, withdrawals and administrative expense charges...      647

      Main Street Growth and Income(R) Subaccount:
        Variable annuity deposits......................................    1,395
        Terminations, withdrawals and administrative expense charges...       97

      Small Cap Growth Subaccount:
        Variable annuity deposits......................................    5,011
        Terminations, withdrawals and administrative expense charges...    1,687

      Select 25 Subaccount:
        Variable annuity deposits......................................    3,898
        Terminations, withdrawals and administrative expense charges...    1,310

    VARIFLEX ES
      Equity Subaccount:
        Variable annuity deposits......................................        1
        Terminations, withdrawals and administrative expense charges...      ---

      Large Cap Value Subaccount:
        Variable annuity deposits......................................        1
        Terminations, withdrawals and administrative expense charges...      ---

      Global Subaccount:
        Variable annuity deposits......................................      ---
        Terminations, withdrawals and administrative expense charges...      ---

      Diversified Income Subaccount:
        Variable annuity deposits......................................      ---
        Terminations, withdrawals and administrative expense charges...      ---

      Mid Cap Growth Subaccount:
        Variable annuity deposits......................................      ---
        Terminations, withdrawals and administrative expense charges...      ---

      Managed Asset Allocation Subaccount:
        Variable annuity deposits......................................      ---
        Terminations, withdrawals and administrative expense charges...      ---

      Equity Income Subaccount:
        Variable annuity deposits......................................        1
        Terminations, withdrawals and administrative expense charges...      ---

      Social Awareness Subaccount:
        Variable annuity deposits......................................        1
        Terminations, withdrawals and administrative expense charges...      ---

      Mid Cap Value Subaccount:
        Variable annuity deposits......................................        1
        Terminations, withdrawals and administrative expense charges...      ---

      Small Cap Growth Subaccount:
        Variable annuity deposits......................................      ---
        Terminations, withdrawals and administrative expense charges...      ---

      Select 25 Subaccount:
        Variable annuity deposits......................................        1
        Terminations, withdrawals and administrative expense charges...      ---